Joint Venture	9 Months Ended
Sep. 30, 2018
Disclosure Of Joint Ventures [Abstract]
Joint Venture
4.	JOINT VENTURE

On March 28, 2016, the Company entered into an agreement with SQM POTASIO S.A. (SQM) to form a 50/50 joint venture on the Cauchari-Olaroz project in Jujuy, Argentina (“Joint Venture”). Subsequent to the period end, SQM disposed of its interest in the Joint Venture to Ganfeng and the Company’s interest in the Joint Venture was increased to 62.5%. Note 15.

Effective July 1, 2017, the Joint Venture’s Cauchari-Olaroz project entered the development phase.  Accordingly, all costs directly attributable to the project are capitalized.

The changes in investment in the Joint Venture since initial contribution are as follows:

Investment in Joint Venture – December 31, 2016	13,136
Share of loss of Joint Venture	(4,850)
Translation adjustment	(2,127)
Contribution to Joint Venture by LAC	13,717
Elimination of unrealized interest on loans to Joint Venture	(239)
Investment in Joint Venture – December 31, 2017	19,637
Share of loss of Joint Venture	(271)
Contribution to Joint Venture by LAC	11,074
Elimination of unrealized interest on loans to Joint Venture	(629)
Investment in Joint Venture – September 30, 2018	29,811

Loans to Joint Venture

The Company has entered into the following loan agreements with Minera Exar, terms of which are summarized below:

$
Loans granted in 2017, maturity 7 years, interest rate LIBOR+7.57%	11,000
Loans granted in 2018, maturity 7 years, interest rate LIBOR+7.57%	12,500
Accrued interest	1,739
Loans to Joint Venture	25,239

The interest on the loans is accrued semi-annually on a non–compounding basis. The proceeds from the loans were used by Minera Exar for mining exploration or mining construction and development purposes. Note 15.

4.	JOINT VENTURE (continued)

Joint Venture Commitments and Contingencies

As at September 30, 2018, the Company’s 50% portion of the Joint Venture’s commitments and contingencies are as follows:

•	Annual royalty of $100 due in May of every year and expiring in 2041;
•

Aboriginal programs agreements with six communities located in the Cauchari-Olaroz project area which have terms from five to thirty years. The annual fees due are $88 between 2018 and 2021 and $131 between 2021 and 2059, assuming that these payments will be extended for the life of the project. These payments will be incurred only if the Joint Venture starts production; and

•	Commitments related to a contract for construction of ponds of $19,747.

Los Boros Option Agreement

On September 11, 2018 the Joint Venture exercised a purchase option agreement (“Option Agreement”) with Grupo Minero Los Boros (“Los Boros”), entered into on March 28, 2016, for the transfer of title to the Joint Venture for certain mining properties that comprised a portion of the Cauchari-Olaroz project.

Under the terms of the Option Agreement, the Joint Venture paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly instalments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: the third anniversary of the purchase option exercise date or the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent. As security for the transfer of title for the mining properties under the Option Agreement, Los Boros granted a mortgage to the Joint Venture for $12,000.

According to the Option Agreement, the following royalties will have to be paid to Los Boros by the Joint Venture:

•	$300 within 10 days of the commercial plant construction start date; and
•	3% net profit interest for 40 years, payable in pesos, annually within the 10 business days after calendar year end.

The Joint Venture can cancel the first 20 years of net profit interest in exchange for a one-time payment of $7,000 and the next 20 years for an additional payment of $7,000.

JEMSE Arrangement

During 2012 Minera Exar granted a conditional right to Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the government of Jujuy Province in Argentina, to acquire an 8.5% equity interest in Minera Exar for one US dollar and provide management services as required to develop the project.

If the conditions are met and it exercises its right, JEMSE will be required to provide its pro rata (8.5%) share of the financing requirements for the construction of the Cauchari-Olaroz project. These funds will be loaned to JEMSE by the shareholders of Minera Exar and will be repayable out of one‑third of the dividends to be received by JEMSE over future years from the project. The annual distribution of dividends from Minera Exar to all shareholders including JEMSE, will only be considered once all Minera Exar's annual commitments related to the project’s debt have been met.